RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Related party payables	$ 692,100		$ 147,631
Related Party Loan [Member]
Disclosure of transactions between related parties [line items]
Interest rate								10.00%
Finance expenses					$ 528,132	$ 407,500
Advanced to related party					224,976
Loans from related parties increased					506,804
Interest payable decreased					494,934
Foreign exchange expense increased					11,870
Interest expense	352,439	$ 262,994	492,729		311,102
Unpaid interest and loan penalties	$ 562,260		252,144
Penalties			212,312	$ 160,000
Interest accrued added to principal balance of loans			539,236				$ 395,259
Loss on extinguishment			$ 212,312
Related Party Share Purchase Warrants [Member]
Disclosure of transactions between related parties [line items]
Share purchase warrants agreed to issue | shares			2,381,301	2,381,301
Fair value of warrants			$ 180,714
Warrants exercisable price | $ / shares			$ 0.09
Warrant term			5 years	5 years
Loss on extinguishment			$ 180,714
Directors and officers [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation					$ 1,913,692